Supplement Dated August 18, 2006

To

Prospectus Dated May 1, 2006

For

Scudder DestinationsSM Annuity

Issued By

Kemper Investors Life Insurance Company

In September 2003, Kemper Investors Life Insurance Company (“KILICO”) entered into a coinsurance agreement with Federal Kemper Life Assurance Company, now known as Chase Insurance Life and Annuity Company (“Chase Insurance”), under which Chase Insurance administered and reinsured certain KILICO variable annuity contracts that are funded through the Separate Account (the “Reinsured Contracts”). The Reinsured Contracts do not include your Scudder Destinations annuity contract.

Earlier this year, Protective Life Corporation announced that its principal subsidiary, Protective Life Insurance Company (“Protective Life”), had signed a definitive agreement to acquire Chase Insurance. Protective Life acquired Chase Insurance on July 3, 2006. In light of this development, this Supplement amends the following disclosure in your Prospectus.

The third paragraph of the section “KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS, Kemper Investors Life Insurance Company” is replaced in its entirety with the following paragraph:

“On July 3, 2006, Protective Life Insurance Company (“Protective Life”) acquired Chase Insurance. Protective Life also acquired Investors Brokerage Services, Inc. (“IBS”), the principal underwriter for the Contracts. Protective Life reinsured 100% of the variable annuity business of Chase Insurance, including certain registered variable annuity contracts that are funded through the Separate Account, to Allmerica Financial Life Insurance and Annuity Company, a subsidiary of The Goldman Sachs Group, Inc. The acquisition and reinsurance do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.”

Supplement Dated August 18, 2006

To

Prospectus Dated May 1, 2005

For

Farmers Variable Annuity I

Issued By

Kemper Investors Life Insurance Company

In September 2003, Kemper Investors Life Insurance Company (“KILICO”) entered into a coinsurance agreement with Federal Kemper Life Assurance Company, now known as Chase Insurance Life and Annuity Company (“Chase Insurance”), under which Chase

Insurance administered and reinsured certain KILICO variable annuity contracts that are funded through the Separate Account (the “Reinsured Contracts”). The Reinsured Contracts do not include your Farmers Variable Annuity I contract.

Earlier this year, Protective Life Corporation announced that its principal subsidiary, Protective Life Insurance Company (“Protective Life”), had signed a definitive agreement to acquire Chase Insurance. Protective Life acquired Chase Insurance on July 3, 2006. In light of this development, this Supplement amends the following disclosure in your Prospectus.

The following new paragraph is added as the third paragraph of the section “KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS, Kemper Investors Life Insurance Company”:

“On July 3, 2006, Protective Life Insurance Company (“Protective Life”) acquired Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company) (“Chase Insurance”). Protective Life also acquired Investors Brokerage Services, Inc. (“IBS”), the principal underwriter for the Contracts. Protective Life reinsured 100% of the variable annuity business of Chase Insurance, including certain registered variable annuity contracts that are funded through the Separate Account, to Allmerica Financial Life Insurance and Annuity Company, a subsidiary of The Goldman Sachs Group, Inc. The acquisition and reinsurance do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.”

Supplement Dated August 18, 2006

To

Statement of Additional Information Dated May 1, 2006

For

Scudder DestinationsSM Annuity

And

Farmers Variable Annuity I

Issued By

Kemper Investors Life Insurance Company

And

KILICO Variable Annuity Separate Account

The second and third paragraphs of the section “SERVICES TO THE SEPARATE ACCOUNT, Recordkeepers and Independent Public Accountants for the KILICO Variable Annuity Separate Account” are replaced in their entirety with the following paragraphs:

“On July 3, 2006, Protective Life Insurance Company (“Protective Life”) acquired Chase Insurance. Protective Life also acquired Investors Brokerage Services,

Inc. (“IBS”), the principal underwriter for the Contracts. Protective Life reinsured 100% of the variable annuity business of Chase Insurance, including certain registered variable annuity contracts that are funded through the Separate Account, to Allmerica Financial Life Insurance and Annuity Company, a subsidiary of The Goldman Sachs Group, Inc.

These acquisitions, transfers, coinsurance and reinsurance arrangements do not relate directly to the Contracts, although certain of the contracts administered by Chase Insurance and/or Protective Life are supported by the Separate Account. The benefits and provisions of the Contracts were not changed by these transactions and agreements.”

The last sentence of the first paragraph in the section “SERVICES TO THE SEPARATE ACCOUNT, Distribution of the Contracts” is replaced in its entirety with the following sentence:

“On July 3, 2006, Protective Life acquired Chase Insurance and IBS (see discussion above).”

3